Expense Example, No Redemption - FidelityEuropeFund-AMCIZPRO - FidelityEuropeFund-AMCIZPRO - Fidelity Europe Fund	Dec. 30, 2023 USD ($)
Fidelity Advisor Europe Fund - Class A
Expense Example, No Redemption:
1 Year	$ 669
3 Years	869
5 Years	1,086
10 Years	1,707
Fidelity Advisor Europe Fund - Class C
Expense Example, No Redemption:
1 Year	176
3 Years	545
5 Years	939
10 Years	1,842
Fidelity Advisor Europe Fund - Class M
Expense Example, No Redemption:
1 Year	471
3 Years	727
5 Years	1,002
10 Years	1,787
Fidelity Advisor Europe Fund - Class I
Expense Example, No Redemption:
1 Year	69
3 Years	218
5 Years	379
10 Years	847
Fidelity Advisor Europe Fund - Class Z
Expense Example, No Redemption:
1 Year	58
3 Years	183
5 Years	318
10 Years	$ 714